ACCOUNTS PAYABLE (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Schedule of Accounts Payable [Line Items]
Accounts payable	$ 14,478,166	$ 10,485,324
Accounts payable [Member]
Schedule of Accounts Payable [Line Items]
Accounts payable	1,272,381	4,069,697
Notes payable [Member]
Schedule of Accounts Payable [Line Items]
Accounts payable	$ 13,205,785	$ 6,415,627